Stockholders' Equity - Common Stock (Details)	Dec. 31, 2022 shares
Stockholders' Equity
Shares of common stock reserved for future issuance	776,527,897
Preferred stock
Stockholders' Equity
Shares of common stock reserved for future issuance	574,978,384
Series A-1 preferred stock
Stockholders' Equity
Shares of common stock reserved for future issuance	6,156,860
Series A-2 preferred stock
Stockholders' Equity
Shares of common stock reserved for future issuance	27,333,280
Series A-3 preferred stock
Stockholders' Equity
Shares of common stock reserved for future issuance	28,812,316
Series A-4 preferred stock
Stockholders' Equity
Shares of common stock reserved for future issuance	6,021,159
Series A-5 preferred stock
Stockholders' Equity
Shares of common stock reserved for future issuance	35,135,097
Series A-6 preferred stock
Stockholders' Equity
Shares of common stock reserved for future issuance	38,560,680
Series B preferred stock
Stockholders' Equity
Shares of common stock reserved for future issuance	326,054,236
Series B-1 preferred stock
Stockholders' Equity
Shares of common stock reserved for future issuance	78,333,328
Series B-2 preferred stock
Stockholders' Equity
Shares of common stock reserved for future issuance	28,571,428
Warrants
Stockholders' Equity
Shares of common stock reserved for future issuance	116,451,872
Warrants to purchase Series A5 preferred stock
Stockholders' Equity
Shares of common stock reserved for future issuance	202,702
Warrants to purchase Series A6 preferred stock
Stockholders' Equity
Shares of common stock reserved for future issuance	249,999
Warrants to purchase Series B preferred stock
Stockholders' Equity
Shares of common stock reserved for future issuance	1,713,459
Warrants to purchase Series B3 preferred stock
Stockholders' Equity
Shares of common stock reserved for future issuance	114,285,712
Stock options
Stockholders' Equity
Shares of common stock reserved for future issuance	85,097,641
Stock options outstanding
Stockholders' Equity
Shares of common stock reserved for future issuance	67,604,157
Stock options available for future grant
Stockholders' Equity
Shares of common stock reserved for future issuance	17,493,484